Interest Costs	12 Months Ended
Dec. 31, 2012
Interest Costs
(18)	INTEREST COSTS

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Interest costs capitalized	31,321	33,141	4,301

Interest costs charged
– Interest on bank and other borrowings	67,803	157,908	204,910
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	19,278	31,326	39,423
– Interest on long-term payable due to Q-cells	7,931	704	—
– Settlement of interest rate swap contracts	—	—	4,484
– Change of fair value of interest rate swap contracts	—	—	10,154

Sub-total	95,012	189,938	258,971

Total interest costs	126,333	223,079	263,272